INVESTMENT IN AFFILIATES (Schedule of Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance sheets:
Current assets	$ 94,326	$ 75,150
Non-current assets	46,571	51,501	$ 35,405
Current liabilities	39,311	28,990
Statements of operation:
Revenues	113,794	84,556	77,973
Gross profit (loss)	22,468	15,928	11,270
Net income (losses) attributable to the Company	4,672	(1,562)	(3,562)
TAT-Engineering LLC [Member]
Balance sheets:
Current assets	2,048	913
Non-current assets	922	1,168
Current liabilities	1,395	1,426
Statements of operation:
Revenues	2,702	1,277	501
Gross profit (loss)	1,739	605	(22)
Net income (loss)	987	365	(148)
Net income (losses) attributable to the Company	$ 503	$ 184	$ (76)